Debt (Future Maturities of Debt) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Future maturities of debt
2016	$ 4.7
2017	5.0
2018	705.6
2019	689.8
2020	926.2
Thereafter	5,304.5
Total long term debt maturities	$ 7,635.8